VESSELS AND OTHER FIXED ASSETS, NET	12 Months Ended
Dec. 31, 2012
VESSELS AND OTHER FIXED ASSETS, NET
VESSELS AND OTHER FIXED ASSETS, NET

11. VESSELS AND OTHER FIXED ASSETS, NET

Acquisition of vessels

On April 15, 2010, the Company completed the acquisition of two Kamsarmaxes under construction for an aggregate consideration of approximately $112,700 (including the assumption of newbuilding contract commitments and debt related to the two Kamsarmaxes) in exchange for the vessel Chinook as part of the same transaction.

In July 2010, the Company completed the acquisition of five dry bulk vessels, including two newbuildings, from Grandunion. Pursuant to the purchase agreement, the entire transaction, which was an asset acquisition, aggregated to approximately $147,000, which included assumption of bank debt, other liabilities, net and the newbuildings’ commitments. The fair values acquired consisted of vessels of $58,110, vessels under construction of $9,588, backlog assets of $25,509, a deferred charter revenue liability of $710, bank debt of $86,368, purchase option liabilities of $3,973 and net other liabilities of $2,156.

In October 2010, the Company acquired the vessel Newlead Prosperity for a total consideration of $24,500.

Transfer from vessels under construction

In June 2011, the Newlead Endurance was delivered from a South Korean shipyard for a contracted price of $37,000. A total cost of $38,708 was transferred from vessels under construction.

In July 2011, the Navios Serenity was delivered from a Korean shipyard for a contracted price of $34,000. A total cost of $34,359 was transferred from vessels under construction.

In November 2011, the Newlead Gujarat was delivered from a Korean shipyard for a contracted price of $34,000. A total cost of $44,838 was transferred from vessels under construction.

Disposal of vessels (Continuing operations)

On April 22, 2010, the Company sold the High Rider to an unrelated third party for proceeds to the Company of approximately $6,700. The gain on the sale of the High Rider amounted to $49 and is included in Gain on the sale of vessels, net.

In September 2010, the Company sold the Ostria and the Nordanvind to unrelated third parties, for aggregate proceeds of approximately $16,300, resulting in an aggregate gain on the sale of the vessels of $1,045. Also, in September 2010, the Company sold the High Land for proceeds of approximately $4,500. The gain on the sale of the vessel amounted to $74 and is included in Gain on the sale of vessels, net.

Disposal of vessels (Discontinued operations - see Note 24)

On July 19, 2012 and on July 27, 2012, the Company sold the Hiona and the Hiotissa, respectively, to two unrelated parties for proceeds of approximately $28,500 for each vessel. The gain on the sale of the vessels amounted to $18,011 and is included in Loss from discontinued operations. The Company paid an address commission of 1.5% of the purchase price as a sales commission.

On May 8, 2012, the Company sold the Newlead Venetico to an unrelated party for proceeds of approximately $9,450. The loss on the sale of the vessel amounted to $1,268 and is included in Loss from discontinued operations. The Company paid an address commission of 4.25% of the purchase price as a sales commission.

On March 26, 2012, the Company sold the Navios Serenity to an unrelated party for proceeds of approximately $26,000. The loss on the sale of the vessel amounted to $49 and is included in Loss from discontinued operations.

On February 24, 2012, the Bank of Scotland plc (“Bank of Scotland”) issued notices of enforcement and notices of default and acceleration in relation to their respective loan agreements, each dated April 15, 2010 (collectively, the “Kamsarmax Syndicate Facility Agreements”), between Ayasha Trading Corporation (“Ayasha”) and Bethune Properties S.A. (“Bethune”), as borrowers, and the Bank of Scotland, BMTU Capital Corporation, and the Bank of Ireland, as lenders (see also Note 15). Ayasha and Bethune were the shipowning companies of the vessels Newlead Tomi and Newlead Gujarat, respectively. Pursuant to such notices, the Bank of Scotland, as the agent and security trustee under each of the Kamsarmax Syndicate Facility Agreements, exercised its rights to foreclose on the shares of Ayasha and Bethune, which secured the loans under the Kamsarmax Syndicate Facility Agreements and the vessels were handed over to the lenders’ control. The gain on the transaction resulting from the release of the respective liabilities to the lender amounted to $24,576 and is included in Loss from discontinued operations.

On February 16, 2012, the Company sold the Newlead Esmeralda to an unrelated party for proceeds of approximately $11,400. The loss on the sale of the vessel amounted to $28 and is included in Loss from discontinued operations.

On December 29, 2011, the Company signed a memorandum of agreement relating to the Grand Ocean and on January 11, 2012 sold the vessel to an unrelated party for proceeds of approximately $8,150. The loss on the sale of the vessel amounted to $457 and is included in Loss from discontinued operations. As of December 31, 2011, the Grand Ocean was classified as an asset held for sale, and was written down to its recoverable amount. The Company paid a 2% address commission and a 1% brokerage commission of the purchase price as sales commission to an unrelated party.

On December 20, 2011, the Company entered into a memorandum of agreement with an unrelated party for the sale of four LR1 product tanker vessels. The sale of two vessels, the Newlead Fortune and the Newlead Avra, was completed on December 22, 2011 for an aggregate selling price of $64,532. The carrying value of the vessels was $55,171 and the gain on the sale of these two vessels amounted to $8,640 and is included in Loss from discontinued operations in the accompanying statements of operations and cash flows. As of December 31, 2011, the Newlead Compass and the Newlead Compassion met the criteria for “Assets Held for Sale” and were recorded at their carrying value of $64,712, since this was below fair value (less costs to sell). The sale was completed on January 31, 2012 for a selling price of $80,159. The gain on the sale of these two vessels amounted to $14,267 and is included in Loss from discontinued operations in the accompanying statements of operations and cash flows.

On August 12, 2011, First Business Bank (“FBB”) and the Company entered into an agreement for the sale of two vessels, the Newlead Spartounta and Newlead Prosperity, which were sold on September 13, 2011 and September 20, 2011, respectively, for a net aggregate selling price of $33,548. The carrying value of the vessels was $28,005 and the gain on the sale of these two vessels amounted to $4,931 and is included in Loss from discontinued operations in the accompanying statements of operations and cash flows.

On January 7, 2010, the Company sold the Saronikos Bridge to an unrelated party for net proceeds of $5,348. The gain on the sale of the vessel amounted to $1,226 and is included in Loss from discontinued operations. The Company paid 1% of the purchase price as a sales commission to a brokerage firm, of which one of the former Company’s directors is a shareholder (refer to Note 23). The Company also paid a 1% commission to two unrelated brokerage firms, respectively, as well as, a 1% address commission.

On January 20, 2010, the Company sold the MSC Seine to an unrelated party for net proceeds of $5,399. The gain on the sale of the vessel amounted to $1,271 and is included in Loss from discontinued operations. The Company paid 1% of the purchase price as a sales commission to a brokerage firm, of which one of the former Company’s directors is a shareholder (refer to Note 23). The Company also paid a 1% commission to two unrelated brokerage firms, respectively, as well as a 1% address commission.

Disposal of leased vessels (Discontinued operations)

On March 14, 2012, the Company received enforcement notices from Endurance Shipping LLC whereby, among other things, Endurance Shipping LLC exercised its rights to foreclose on the pledge of the shares of Curby Navigation Ltd., which secured the bareboat charter (see also Note 17). On March 14, 2012, the Company redelivered the Newlead Endurance to Northern Shipping Fund LLC pursuant to a redelivery agreement in respect of the capital leasing arrangement. As part of this redelivery agreement, the Company was released from all its obligations and liabilities under the relevant finance lease documentation. The loss on the transaction amounted to $5,645 and is included in Loss from discontinued operations.

In November 2010, the Company signed an agreement with Lemissoler for the sale and leaseback of the vessels Australia, Brazil, China and Grand Rodosi (see also Note 17).

On March 19, 2012, the Company entered into an agreement with Prime Lake Maritime Ltd. (an affiliate of Lemissoler Maritime Company W.L.L.) in order to redeliver the vessel Brazil, in settlement of part of the vessel’s outstanding debt. The redelivery of the vessel was completed on March 19, 2012.

On February 3, 2012, the Company entered into an agreement with Prime Hill Maritime Ltd. (an affiliate of Lemissoler Maritime Company W.L.L.) in order to redeliver the vessel Grand Rodosi, in settlement of part of the vessel’s outstanding debt. The redelivery of the vessel was completed on February 7, 2012.

On February 3, 2012, the Company entered into an agreement with Prime Time Maritime Ltd. (an affiliate of Lemissoler Maritime Company W.L.L.) in order to redeliver the vessel China, in settlement of part of the vessel’s outstanding debt. The redelivery of the vessel was completed on February 11, 2012.

On October 21, 2011, the Company entered into an agreement with Prime Mountain Shipping Ltd. (an affiliate of Lemissoler Maritime Company W.L.L.), in order to redeliver the vessel Australia, in settlement of part of the vessel’s outstanding debt, for a gross aggregate price of $13,220. As of December 31, 2011, the Australia was classified as an asset held for sale, and was written down to its fair value (less costs to sell). The redelivery of the vessel was completed on January 31, 2012. The Company paid an address commission of 3.5% of the purchase price as a sales commission.

The aggregate loss of the redelivery of these four vessel amounted to $669 and is included in Loss from discontinued operations.

Assets held for sale

On December 29, 2011, the Company entered into a memorandum of agreement with an unrelated party for the sale of the Grand Ocean, which was completed on January 11, 2012, for a net aggregate selling price of approximately $8,150. On October 21, 2011, the Company entered into an agreement with Prime Mountain Shipping Ltd, in order to return the vessel Australia in settlement of part of the vessel’s outstanding debt. The delivery was completed on January 31, 2012. As of December 31, 2011, the Grand Ocean and the Australia met the criteria for “Assets Held for Sale” and were recorded at fair value (less costs to sell) of $21,370.

On December 20, 2011, the Company entered into a memorandum of agreement with an unrelated party for the sale of four LR1 product tanker vessels. Two vessels were sold in 2011 as noted above and the sale of the other two vessels, the Newlead Compass and the Newlead Compassion, was completed on January 31, 2012. As of December 31, 2011, the Newlead Compass and the Newlead Compassion met the criteria for “Assets Held for Sale” and were recorded at their carrying value of $64,712, as the carrying value was below fair value (less costs to sell).

As of December 31, 2012 and December 31, 2011, assets held for sale, net totaled $0 and $86,082 respectively.

For all the vessels sold, see also Note 24 Discontinued Operations.

Impairment of vessels

For the year ended December 31, 2012, the Company recorded an impairment charge totaling $5,911 in continuing operations on one of the two vessels that were held and used as of December 31, 2012. For the year ended December 31, 2011, the Company recorded an impairment charge totaling $2,360 in continuing operations on one vessel classified as held and used and $101,415 in discontinued operations on fifteen vessels. For the year ended December 31, 2010, the Company recorded an impairment charge on vessels in the amount of $15,662 all of which was recorded within continuing operations. Refer to Note 3 for the details related to the vessel impairment tests.

The table below presents the movement of “Vessels and Other Fixed Assets, Net”:

Cost	Vessels	Leased Vessels	Dry docking and Special survey	Other fixed assets	Total
Balance at January 1, 2010	$400,660	$-	$7,100	$-	$407,760
Business combination	143,050	-	-	758	143,808
Additions	82,711	-	3,548	76	86,335
Transfer from Vessels Under Construction	44,025	-	-	-	44,025
Disposals	(34,338)	-	(1,332)	-	(35,670)
Transfers from Vessels to Leased Vessels	(87,291)	87,000	-	-	(291)
Balance at December 31, 2010	$548,817	$87,000	$9,316	$834	$645,967
Additions	863	-	6,650	190	7,703
Transfer from Vessels Under Construction	79,197	38,708	-	-	117,905
Transfer to assets held for sale	(92,600)	(24,000)	(4,038)	-	(120,638)
Disposals — Discontinued operations	(102,794)	-	(2,959)	-	(105,753)
Loss on sale and leaseback	-	(208)	-	-	(208)
Balance at December 31, 2011	$433,483	$101,500	$8,969	$1,024	$544,976
Additions	-	-	985	-	985
Disposals — Discontinued operations	(376,517)	(101,500)	(7,759)	-	(485,776)
Balance at December 31, 2012	$56,966	$-	$2,195	$1,024	$60,185
Accumulated Depreciation and Amortization
Balance at January 1, 2010	$(152,607)	$-	$(2,038)	$-	$(154,645)
Depreciation and Amortization for the year	(26,139)	(841)	(2,781)	(408)	(30,169)
Impairment loss (Note 3)	(15,662)	-	-	-	(15,662)
Accumulated Depreciation of Leasedback Vessels	8,104	-	-	-	8,104
Disposals — Discontinued operations	1,664	-	157	-	1,821
Balance at December 31, 2010	$(184,640)	$(841)	$(4,662)	$(408)	$(190,551)
Depreciation and Amortization for the year	(26,497)	(8,068)	(3,384)	(312)	(38,261)
Impairment loss (Note 3)	(68,185)	(30,497)	(5,093)	-	(103,775)
Transfer to assets held for sale	20,672	10,932	2,952	-	34,556
Disposals — Discontinued operations	20,148	-	2,426	-	22,574
Balance at December 31, 2011	$(238,502)	$(28,474)	$(7,761)	$(720)	$(275,457)
Depreciation and Amortization for the period	(5,168)	(209)	(428)	(184)	(5,989)
Impairment loss (Note 3)	(5,075)	-	(836)	-	(5,911)
Disposals — Discontinued operations	228,294	28,683	7,698	-	264,675
Balance at December 31, 2012	$(20,451)	$-	$(1,327)	$(904)	$(22,682)

Net book value — January 1, 2010	$248,053	$-	$5,062	$-	$253,115
Net book value — December 31, 2010	$364,177	$86,159	$4,654	$426	$455,416
Net book value — December 31, 2011	$194,981	$73,026	$1,208	$304	$269,519
Net book value — December 31, 2012	$36,515	$-	$868	$120	$37,503